International Small Company Trust Expense Example - International Small Company Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,305
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,533
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,247